Note Payable	6 Months Ended
Jun. 30, 2022
Note Payable [Abstract]
Note Payable

Note 5

Note Payable

In January 2022, the Company entered into a note payable of $704,160 for payment of its directors’ and officers’ insurance policy. The note payable has a term of 10 months and has a 3.90% stated interest rate. As of June 30, 2022, the outstanding balance on the note payable was $354,336.